Leases (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Lease expiration date	Aug. 31, 2020
Security deposit for lease	$ 61,284
Payments to landlord for rent	5,683
Landlord cost for termination expense	$ 11,860
Loss on termination of lease				$ 39,367
Operating lease expenses		$ 0	$ 57,816	$ 154,177	$ 173,448